Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Schedule of future commitments under non-cancelable capital and operating leases for premises, equipment and other recurring commitments

	Capital Leases	Operating Leases & Other
Year ending December 31,
2013	$114	$68,593
2014	107	45,834
2015	107	33,664
2016	106	28,673
2017	106	24,482
Thereafter	19	65,430

	559	$266,676

Less imputed interest	(112)

Total capital lease obligations	447
Less current portion	(78)

Long-term capital lease obligations	$369